SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounting Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Jul. 01, 2015	Jun. 30, 2015	Mar. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle
Addition (reduction) in Retained earnings	$ 117,852	$ 133,841
Other assets	122,122	125,002
Addition (reduction) in deferred tax assets	52,812	$ 51,192
Accounting Standards Update 2015-03 | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncements or Change in Accounting Principle
Reclassification of debt issuance costs			$ 150
Accounting Standards Update 2014-01
New Accounting Pronouncements or Change in Accounting Principle
Addition (reduction) in Retained earnings					$ (349)
Other assets					(178)
Addition (reduction) in deferred tax assets					$ (171)
Accounting Standards Update 2015-07 | New Accounting Pronouncement, Early Adoption, Effect
New Accounting Pronouncements or Change in Accounting Principle
Reduction in level 3 assets	(1,100)			$ (1,000)
Accounting Standards Update 2014-14
New Accounting Pronouncements or Change in Accounting Principle
Reclassification adjustment	$ 130